Trade and other receivables (Details) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016
Current assets
Trade receivables	€ 94.7	€ 92.3
Prepayments and accrued income	10.1	8.0
Other receivables	19.7	26.1
Tax receivable	22.6	9.3
Total current trade and other receivables	147.1	135.7
Non-current assets
Other receivables	4.3	0.4
Total non-current trade and other receivables	4.3	0.4
Total trade and other receivables	€ 151.4	€ 136.1